Long-Term Prepayments and Other Non-Current Assets (Details) - Schedule of Long-Term Prepayments and Other Non-Current Assets - USD ($)	Jun. 30, 2023		Jun. 30, 2022
Schedule of Long Term Prepayments and Other Non Current Assets [Abstract]
Deposits paid for land use right	$ 60,000,000	[1]
Performance deposits	1,937,502	[2]
Deposits paid for lease assets	936,835		372,501
Total	$ 62,874,337		$ 372,501

[1]	On November 1, 2022, E-Home Pingtan entered into an investment agreement with Pingtan Comprehensive Experimental Area Investment Committee to invest in the project of “Haixia Home Management College” for promoting the education of home economics in the PRC. On January 30, 2023, the Company transferred $60,000,000 to Pingtan Comprehensive Experimental Area Investment Committee as deposits to acquire the land use right for the project.
[2]	In 2019, E-Home Pingtan entered into an agreement with an unaffiliated company to purchase the right of use for land of 126 acers for RMB 80,000,000. The Company prepaid $1,547,964 (RMB 10,000,000) to the individual as of June 30, 2021. The agreement was terminated in 2022 and E-Home Pingtan received the deposit from the unaffiliated company.